Fair values of financial instruments carried at fair value - Basis of valuing HSBC Holding's financial assets and liabilities measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,948,360	$ 2,856,717
Financial liabilities	2,711,852	2,642,569
Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	141,426	127,321
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,724	3,096
HSBC Holdings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	122,023	110,066
Financial liabilities	143,843	127,985
HSBC Holdings | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	43,638	32,123
HSBC Holdings | Financial liabilities designated at fair value | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	43,638	32,123
HSBC Holdings | Derivatives | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	6,090	6,922
HSBC Holdings | Derivatives | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,344	3,801
HSBC Holdings | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 2 | Designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 59,879	$ 52,322